Note G - Other Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note G - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	$ 15,219
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	1.53%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	3.31%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	2.23%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	189,595
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	149,377
Federal Home Loan Bank, Advances, Short-term	75,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.15%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	5.00%
Letters of Credit Outstanding, Amount	6,257	5,959
Residential Mortgage [Member]
Note G - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	194,622
Commercial Loan [Member]
Note G - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	88,756
FHLB Stock [Member]
Note G - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	6,281
FHLB Line of Credit [Member]
Note G - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	75,000
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	75,000
Letters of Credit Outstanding, Amount	$ 25,000	$ 14,200